GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. During the third quarter of 2014, First Financial recorded additions to goodwill related to the acquisitions of First Bexley, Insight and Guernsey. For further detail, see Note 20 – Business Combinations.

Changes in the carrying amount of goodwill for the year ended December 31, 2014 are shown below.

(Dollars in thousands)
Balance at January 1, 2014	$95,050
Goodwill resulting from business combinations	42,689
Balance at December 31, 2014	$137,739

Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2014 and no impairment was indicated.  As of December 31, 2014, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets. Other intangible assets primarily consist of core deposit intangibles.  Core deposit intangibles represent the estimated fair value of acquired customer deposit relationships. Core deposit intangibles are recorded at their estimated fair value at the date of acquisition and are then amortized on an accelerated basis over their estimated useful lives. Core deposit intangibles were $7.7 million and $5.9 million as of December 31, 2014 and December 31, 2013, respectively. First Financial recorded additions to core deposit intangibles of $3.5 million related to the third quarter 2014 acquisitions. First Financial's core deposit intangibles have an estimated weighted average remaining life of 6.6 years as of December 31, 2014. Amortization expense recognized on intangible assets for 2014, 2013 and 2012 was $1.7 million, $1.5 million and $2.6 million, respectively.